Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Trade payables	$84,279	$104,598
Accruals and payables	84,992	72,698
Accrued interest	16,120	30,766
Exploration and evaluation payables	3,788	1,351
Statutory payables	18,598	23,734
	$207,777	$233,147